Business Combination	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TOI Parent Inc.
Business Combination
Business Combination

Note 16. Business Combination

On February 12, 2021 (the “Acquisition Date”), the Company entered into an asset purchase agreement and master services agreement (PCC MSA) with Anil N Raiker, M.D., P.L.C., d/b/a Pinellas Cancer Center (“PCC”) and Anil Raiker, M.D., an individual. Pursuant to the asset purchase agreement, the Company purchased from PCC certain non-clinical assets, properties, and rights. Pursuant to the PCC MSA, TOI Management established an ongoing management services agreement which grants TOI Management the right to control the non-clinical and management operations of PCC. Anil Raiker, M.D. continued to own all of the issued and outstanding equity interests of PCC.

Pursuant to the PCC MSA, and as further described in Note 17, TOI Management became PCC’s primary beneficiary and thus consolidated PCC and its subsidiaries. The consolidation of PCC (the “Acquisition”) at the Acquisition Date constituted a business combination in accordance with ASC 805. See Note 2 for a summary of the Company’s policies related to business combinations.

The estimated fair value of the net assets acquired at the Acquisition Date amounted to $256,514. The total consideration for the Acquisition was $1,710,000, comprised of a cash payment of $892,500 and deferred consideration of $817,500. The deferred cash consideration is to be paid in two equal installments on the first and second anniversary of the transaction closing date (February 12, 2022 and 2023, respectively). Considering the Company’s incremental borrowing rate, the present value of the deferred cash consideration is not materially different than its stated value.

The purchase consideration for the Acquisition has been allocated under the acquisition method of accounting to the estimated fair market value of the net assets acquired including a residual amount of tax deductible goodwill of approximately $1,453,486.

The Acquisition was made primarily to expand the Company’s market share to the Florida market. The goodwill of $1,453,486 arising from the purchase is derived largely from the expected growth of the Company, as well as synergies and economies of scale expected from combining operations with the Company. The establishment of the allocation to goodwill requires the extensive use of accounting estimates and management judgement. The fair values assigned to the assets acquired are based on estimates and assumptions from data that is readily available.

Consideration:
Cash	$892,500
Deferred consideration arrangement	817,500
Fair value of total consideration transferred	1,710,000
Estimated fair value of assets acquired and liabilities assumed:
Cash	65,042
Accounts receivable	248,816
Inventory	62,656
Other receivables	149,398
Goodwill	1,453,486
Total assets acquired	1,979,398
Accounts payable	120,000
Debt, inclusive of PPP	149,398
Total liabilities assumed	269,398
Net assets acquired	$1,710,000

Subsequent to the Acquisition, the Company filed an amendment to the articles of incorporation of PCC to legally change the name to The Oncology Institute FL, LLC (TOI FL). The change was solely nominal, and the legal form, tax attributes, and books and records of PCC all remained.

The revenues, earnings, and pro forma effects of the Acquisition are not, and would not have been, material to the results of operations, individually and in aggregate.

Note 16. Business Combination

Business Combination Information

During 2018, the Agajanian Family Trust, American Institute of Research, and Richy Agajanian Holdings, a Professional Corporation, founded TOI Management as a management services organization for provider organizations.

On September 19, 2018 (the “Acquisition Date”), TOI Management acquired all the non-clinical assets of the Practice, ICRI, and HHHC in exchange for TOI Management’s equity (the “Non-Clinical Asset Purchase”). Concurrently on the Acquisition Date, TOI Management entered into a management services agreement (the “MSA”) with the Practice and its subsidiaries to provide comprehensive management and administrative services.

Pursuant to the MSA, and as further described in Note 17, TOI Management became the Practice’s primary beneficiary and thus consolidated the Practice and its subsidiaries. The consolidation of the Practice (together with the Non-Clinical Asset Purchase, the “Acquisition”) at the Acquisition Date resulted in the fair valuation of the Practice’s net assets. Intangible assets identified included payor contracts, trade names, and clinical contracts, which were recorded at fair value. The remaining difference in net assets at fair value was allocated to goodwill. See Note 2 for a summary of the Company’s policies relating to business combinations.

The total consideration transferred was $44,958,702, of which $34,875,000 was in cash and rollover units valued at $10,083,702. Acquisition and integration expenses paid the Company totaled $3,184,660 for the year ended December 31, 2018 and are included in the Successor financial statements in selling, general, and administrative expenses.

The fair value of assets acquired and liabilities assumed as part of the Acquisition is summarized as follows:

Fair value of assets acquired and liabilities assumed:
Cash	$505,317
Accounts receivable	11,097,858
Inventories	2,707,640
Prepaid expenses and other	144,447
Property and equipment, net	388,511
Goodwill	14,076,674
Intangible assets, net	25,234,000
Total assets acquired	$54,154,447
Accounts payable	$136,989
Accrued expenses and other current liabilities	7,658,103
Deferred tax liability	1,400,653
Total liabilities assumed	$9,195,745
Net assets acquired	$44,958,702

In determining the fair value of the intangible assets, the Company considered, among other factors, the best use of the acquired assets, analyses of historical financial performance of the services, and estimates of future performance of the products and intellectual properties acquired. The Company has recorded the purchase price of the identified intangible assets and is amortizing such values over their estimated useful life of 10 years.

The goodwill of $14,076,674 arising from the purchase is derived largely from the expected growth of the Company, as well as synergies and economies of scale expected from combining the Practice and ICRI and centrally managing the two with TOI Management. The establishment of the allocation to goodwill and identifiable intangible assets requires the extensive use of accounting estimates and management judgement. The fair values assigned to the assets acquired are based on estimates and assumptions from data that is readily available. All of the acquired goodwill is deductible for tax purposes.

Unaudited Supplemental Pro Forma Information

The pro forma results presented below include the effects of the Acquisition as if it had occurred on January 1, 2018. The pro forma results for the year ended December 31, 2018 include the additional amortization resulting from the adjustments to the value of intangible assets resulting from purchase accounting. The pro forma results do not include any anticipated synergies or other expected benefits of the acquisitions. The pro forma information does not purport to be indicative of what our results of operations would have been if the Acquisition had in fact occurred at the beginning of the period presented and is not intended to be a projection of our future results of operations. Transaction expenses are included within the pro forma results.

The unaudited pro forma combined revenue and net income for the twelve months ended December 31, 2018 are $113,160,114 and $2,136,657 respectively.